Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 2,710		$ 3,055			$ 3,115
Accounts receivable	422		557			533
Inventory	293		415			464
Prepaid expenses	177		247			235
Other current assets			4
Total current assets	3,602		4,278			4,347
Loan fees, net	3		4			9
Right of use asset - operating leases	73		41
Oil and gas properties, net (full cost accounting method)	4,045		4,385			4,804
Other property and equipment, net	126		149			190
Accounts receivable - noncurrent			65			130
Other noncurrent assets	4					4
Total assets	7,853		8,922			9,484
Current liabilities
Accounts payable - trade	113		269			132
Accrued liabilities	127		164			282
Lease liabilities - operating leases - current	62		41
Lease liabilities - finance leases - current	59		61
Current maturities of long-term debt	64					51
Asset retirement obligation - current	75		75			83
Total current liabilities	500		610			548
Lease liabilities - finance leases - noncurrent	30		41
Lease liabilities - Operating leases - noncurrent	11
Long term debt, less current maturities	102					73
Asset retirement obligation - non current	1,936		1,923			2,096
Total liabilities	2,579		2,574			2,717
Commitments and contingencies (Note 9)
Preferred stock, 25,000,000 shares authorized:
Series A Preferred stock, $0.0001 par value, 10,000 shares designated; 0 shares issued and outstanding
Common stock, $.001 par value, authorized 100,000,000 Shares, 10,658,775 and 10,639,290 shares issued and outstanding	11		11			11
Additional paid in capital	58,300		58,293			58,276
Accumulated deficit	(53,037)		(51,956)			(51,520)
Total stockholders' equity	5,274	$ 5,825	6,348	$ 6,690	$ 6,675	6,767	$ 5,175
Total liabilities and stockholders' equity	$ 7,853		$ 8,922			$ 9,484